Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity

Note 4: Shareholders’ Equity

The Company began paying dividends during the year ended December 31, 2012. The Company distributed dividends of $2,589,011 in cash to its shareholders during the year ended December 31, 2012. On March 8, 2013, the Company paid quarterly dividends of $266,002 to its stockholders.

On March 8, 2013, in connection with a consulting agreement, the Company issued 63,868 shares of common stock in exchange for services. See Note 2 for more discussion.

Note 3: Shareholders’ Equity

During February and March of 2011, the Company issued and sold 400,000 shares of the Company’s common stock at $0.25 per share. The sale of the common stock resulted in gross proceeds of $100,000 and net proceeds of $96,816 to the Company after deducting offering costs of $3,184.

On May 8, 2012 the Company filed with the Securities Exchange Commission form S-1 for the registration of its Common Stock, $.001 par value. The amount of shares to be registered was 800,000. On May 9, 2012, the warrant to purchase 800,000 shares of common stock at an exercise price of $.625 per share was exercised with total proceeds to the Company of $500,000 (see Note 9: Commitments and Contingencies).

The Company began paying dividends during the year ended December 31, 2012. The Company distributed dividends of $2,589,011 in cash to its shareholders. This includes quarterly cash dividends of $191,194 paid in May 2012, $220,550 in August 2012 and $265,324 paid in December 2012. This also includes and a special cash dividend of $1,911,943 to its shareholders of record as of May 21, 2012.